Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Advances to Suppliers, Net [Abstract]
Advances for products and services purchased from third parties	$ 5,699,738	$ 5,174,302
Less: allowance for doubtful accounts
Advances to suppliers, net	$ 5,699,738	$ 5,174,302